Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Deferred income tax liability:
Total deferred income tax liability	$ (756,305)	$ (12,798,187)	$ (6,865,025)
PEMEX
Deferred income tax asset:
Provisions		12,012,740	11,921,054	$ 11,032,260
Employee benefits provision		61,608,363	57,214,536	61,711,054
Advance payments from clients		198,678	220,215	176,967
Accrued liabilities		10,269,810	7,771,316	2,676,964
Non-recoverable accounts receivable		45,513	127,843	24,890
Derivative financial instruments		0	34,870	10,746
Wells, pipelines, properties and equipment		7,818,360	8,462,555	5,452,609
Tax loss carry-forwards		75,372,496	76,428,341	8,468,185
Deferred DUC asset net		167,325,960	162,180,730	89,553,675
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(10,194,689)	(5,070,345)	(1,191,034)
Other		(2,603,498)	(1,794,680)	(2,150,316)
Total deferred income tax liability		(12,798,187)	(6,865,025)	(3,341,350)
Net, deferred DUC asset		154,527,773	155,315,705	$ 86,212,325
PEMEX | Recognized in profit and loss
Deferred income tax asset:
Provisions		91,686	888,794
Employee benefits provision		4,393,242	3,579,336
Advance payments from clients		(21,537)	43,248
Accrued liabilities		2,498,494	5,094,352
Non-recoverable accounts receivable		(82,330)	102,953
Derivative financial instruments		(34,870)	24,124
Wells, pipelines, properties and equipment		(644,195)	3,009,946
Tax loss carry-forwards		(1,055,845)	67,960,156
Deferred DUC asset net		5,144,645	80,702,909
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(5,124,344)	(3,879,311)
Other		(808,818)	355,636
Total deferred income tax liability		(5,933,162)	(3,523,675)
Net, deferred DUC asset		(788,517)	77,179,234
PEMEX | Recognized in OCI
Deferred income tax asset:
Provisions		0	0
Employee benefits provision		585	(8,075,854)
Advance payments from clients		0	0
Accrued liabilities		0	0
Non-recoverable accounts receivable		0	0
Derivative financial instruments		0	0
Wells, pipelines, properties and equipment		0	0
Tax loss carry-forwards		0	0
Deferred DUC asset net		585	(8,075,854)
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		0	0
Other		0	0
Total deferred income tax liability		0	0
Net, deferred DUC asset		$ 585	$ (8,075,854)